Shareholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 28, 2018 USD ($) $ / shares shares	Mar. 28, 2018 CNY (¥) shares	Sep. 30, 2017 shares	Aug. 31, 2019 $ / shares shares	Aug. 31, 2019 CNY (¥) Vote shares	Aug. 31, 2018 CNY (¥) shares
Shareholders' Equity
Number of Class A ordinary share each share of Class B ordinary share convertible into					1
Net proceeds from the IPO	$ 146,578	¥ 1,048,660,000				¥ 1,048,660,000
Deferred IPO costs | ¥						26,752,000
Shares repurchased (in shares)					145,762,478
Repurchase of ordinary shares | ¥					¥ 203,759,000	¥ 85,364,000
Open market
Shareholders' Equity
Price of treasury stock repurchased (in US dollar per share) | $ / shares				$ 0.2065
Repurchase of ordinary shares | ¥					168,980,000
Shareholder
Shareholders' Equity
Price of treasury stock repurchased (in US dollar per share) | $ / shares				$ 0.2025
Repurchase of ordinary shares | ¥					¥ 34,779,000
The Company
Shareholders' Equity
Treasury Stock, Shares				24,691,358	24,691,358
Depositary bank
Shareholders' Equity
Treasury Stock, Shares				121,071,120	121,071,120
IPO
Shareholders' Equity
Net proceeds from the IPO	146,578	1,048,660,000
Deferred IPO costs	$ 3,739	¥ 26,752,000
American depositary shares | IPO
Shareholders' Equity
Shares issued (in shares)	16,300,000	16,300,000
Share price (in dollars per share) | $ / shares	$ 11.00
Class A ordinary shares
Shareholders' Equity
Number of votes per share | Vote					1
Shares issued for each shares converted				1	1
Ordinary shares, shares outstanding (in shares)				4,130,261,827	4,130,261,827	4,220,365,545
Shares repurchased (in shares)			94,897,359
Class A ordinary shares | IPO
Shareholders' Equity
Shares issued upon conversion | ¥					¥ 3,568,365,545
Shares issued (in shares)	652,000,000	652,000,000
Amount reclassified from mezzanine equity to shareholders' equity upon conversion | ¥					¥ 4,272,293,000
Class B ordinary shares
Shareholders' Equity
Number of votes per share | Vote					20
Ordinary shares, shares outstanding (in shares)				2,296,842,016	2,296,842,016	2,296,842,016
Shares converted					0